Financial Instruments And Financial Risk Management - Additional Information (Details) - USD ($) shares in Millions				3 Months Ended	12 Months Ended
	Mar. 21, 2022	Jul. 20, 2021	Aug. 12, 2019	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Aug. 12, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, short-term					$ 0	$ 1,172,000
Gain (loss) on foreign currency					931,000	(1,228,000)
Expenses for bad and doubtful debt					400,000	1,000,000
Bad debts write-offs					1,900,000	300,000
Senior Loan
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate (in percent)								9.50%
Effective interest rate (in percent)								11.00%
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Working capital					$ 43,000,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on foreign currency						$ (1,200,000)
Average rate of hedging instrument					0.00%	0.00%
Share purchase warrants
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, short-term						$ 4,200,000	$ 0
Increase (decrease) in share price					$ 1,200,000	16,700,000
Gain (loss) on foreign currency						(300,000)
Share purchase warrants | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities						$ 5,200,000
Share purchase warrants | September 2019 Financing
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding (in shares)					0.0	9.8
Derivative liabilities, short-term						$ 3,700,000
Illinois Company, Secured Craft Grower Licenses
Disclosure of detailed information about financial instruments [line items]
Loans issued				$ 200,000
Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses
Disclosure of detailed information about financial instruments [line items]
Loans issued				$ 1,000,000
Loans receivable, long-term
Disclosure of detailed information about financial instruments [line items]
Financial assets					$ 823,000	505,000
Financial assets at amortised cost, category | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued, fully funded	$ 1,200,000
Financial assets at amortised cost, category | Illinois Company, Secured Craft Grower Licenses | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued					300,000
Loans issued, fully funded		$ 100,000
Financial assets at amortised cost, category | Groups Identified by State of Illinois, Opportunity To Receive Conditional Adult Use Dispensing Organization Licenses | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Loans issued					$ 1,000,000
Lighthouse
Disclosure of detailed information about financial instruments [line items]
Ownership interest in subsidiaries (in percent)			1.00%
Origin House | Loans receivable, long-term
Disclosure of detailed information about financial instruments [line items]
Financial assets						$ 400,000